Leases - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Lease and sublease payments recognised as expense [abstract]
Future minimum sublease payments to be received under non-cancellable sublease	¥ 0	¥ 108,351,000,000
Operating lease and sublease expense	50,561,000,000	49,047,000,000	¥ 50,801,000,000
Minimum lease payments expense	50,058,000,000	48,527,000,000	50,278,000,000
Sublease payments expense	503,000,000	520,000,000	¥ 523,000,000
Accumulated allowance for uncollectible minimum lease payments receivable	¥ 1,828,000,000	¥ 10,827,000,000